Financial Instruments - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 86,703,000	£ 19,990,000	£ 14,112,000	£ 18,761,000
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 86,700,000	20,000,000
Increase in interest rates	0.50%
Increase in interest income on cash and cash equivalents	£ 327,261	97,165
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 72,645,000	251,000
Percentage of increase in foreign exchange rate	1.00%
Reduction in financial assets and liabilities in foreign currencies	£ (747,004)	£ (30,807)